OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 6,251	$ 6,505
Government authorities		1,405	2,841
Advances to suppliers		932	2,703
Derivatives		0	110
Insurance receivables	[1]	11,023	32,178
Other receivables		1,712	5,168
Other accounts receivables and prepaid expenses		$ 21,323	$ 49,505

[1]	Related to bodily injury claims, see also note 11.